Other Non-current Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables

	June 30, 2026	December 31, 2025
Promissory note	29,714	27,990
Long-term prepaid expenses	14,279	13,485
Derivatives	3,745	4,375
Deposits	854	1,007
Other receivables	299	135
Total	48,891	46,992